GAMING SUBCONCESSION, NET	12 Months Ended
Dec. 31, 2019
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GAMING SUBCONCESSION, NET
7.	GAMING SUBCONCESSION, NET

	December 31,
	2019	2018
Deemed cost	$898,959	$894,079
Less: accumulated amortization	(757,519)	(696,546)

Gaming subconcession, net	$141,440	$197,533

The Company expects that amortization of the gaming subconcession will be approximately $57,171 each year from 2020 through 2021, and approximately $27,098 in 2022.